Basis of presentation and summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of changes in presentation of consolidated statements of cash flows

The following tables present the effects of the changes in presentation within the consolidated statement of cash flows:

	For the six months ended June 30, 2023
	As Previously Reported	Adjustment	As Adjusted
Consolidated Statement of Cash Flows
Cash flows from operating activities
Settlement receivables, net	$50,131	$(50,131)	$-
Funds payable and amounts due to customers	(473,230)	473,230	-
Net cash provided by operating activities	$(352,885)	$423,099	$70,214

Cash flows from financing activities
Settlement funds - merchants and customers, net	$-	$(423,099)	$(423,099)
Net cash provided by financing activities	$(97,733)	$(423,099)	$(520,832)